Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
South African Peruvian and Ghanaian Operations [member]
Disclosure of Information about Guarantees [Line Items]
Environmental obligation guarantees amount	$ 112.1	$ 100.1